S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Mar. 25, 2026 USD ($) $ / shares shares
NewHold Industrial Technology IV LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 350,000
NewHold Industrial Technology IV LLC [Member] | “Administrative Services Fee [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	50,000
NewHold Industrial Technology IV LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	6,708,333
NewHold Industrial Technology IV LLC [Member] | Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,137,500
Securities Issued or to be Issued, Shares (in Shares) | shares	413,750
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
NewHold Industrial Technology IV LLC [Member] | Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,400,000
Securities Issued or to be Issued, Shares (in Shares) | shares	440,000
NewHold Industrial Technology IV LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Kevin Charlton [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	15,000
Polly Schneck [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	15,000
Polly Schneck [Member] | “Administrative Services Fee [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	7,100
Samy Hammad [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	15,000
Samy Hammad [Member] | “Administrative Services Fee [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 21,500